As filed with the Securities and Exchange Commission on September 29, 2008
                                     Investment Company Act File Number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30th

Date of reporting period: July 31, 2008

ITEM 1: SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
July 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
Face                                                                            Maturity   Current      Value              Standard
Amount                                                                           Date     Coupon (b)  (Note 1)     Moody's & Poor's
------                                                                          ------    ---------   --------     -------   ------
Tax Exempt Commercial Paper (2.00%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York Metropolitan Transportation Authority
             LOC ABN AMRO Bank N. A.                                            08/12/08    3.05%  $  5,000,000       P-1      A-1+
  3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen                      09/10/08    1.35      3,000,000       P-1      A-1+
-----------                                                                                          ----------
  8,000,000  Total Tax Exempt Commercial Paper                                                        8,000,000
-----------                                                                                          ----------
Tax Exempt General Obligation Notes & Bonds  (22.24%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown CSD Oswego County, NY BAN (c)           07/17/09    2.50%  $  3,014,077
  1,465,000  Averill Park CSD Rensselaer County, NY BAN - Series A (c)          06/26/09    2.75      1,474,311
  2,800,000  Board of Cooperative Educational Services Second Supervisory
             District of Monroe and Orleans Counties, NY RAN (c)                06/26/09    2.25      2,812,335
  8,800,000  City School District of the City of Corning Steuben,
             Schuyler and Chemung Counties, NY BAN (c)                          06/26/09    2.14      8,827,921
 13,750,000  City School District of the City of Elmira Chemung
             County, NY BAN (c)                                                 03/19/09    2.75     13,806,838
  2,400,000  Cobleskill-Richmondville CSD Schoharie, Otsego and
             Montgomery Counties, NY RAN (c)                                    06/26/09    2.20      2,406,338
  3,465,000  Dansville CSD Livingston County, NY BAN (c)                        06/18/09    2.00      3,479,932
  2,000,000  East Bloomfield CSD Ontario County, NY BAN (c)                     06/26/09    2.15      2,006,164
  2,420,000  Fayetteville-Manlius CSD
             Onondaga and Madision Counties, NY BAN (c)                         06/23/09    2.10      2,433,747
  2,200,000  Goshen CSD Orange County, NY BAN (c)                               07/24/09    2.50      2,210,544
  2,215,664  Guilderland CSD Albany County, NY BAN (c)                          07/23/09    2.75      2,231,548
  2,000,000  Island Trees Union Free School District (c)                        06/24/09    2.50      2,008,785
  1,983,647  Lakeland CSD of Shrub Oak Westchester County, NY BAN (c)           12/19/08    2.25      1,989,245
  2,500,000  Lancaster CSD Erie County, NY BAN (c)                              07/02/09    2.15      2,513,469
  2,500,000  Livingston County, NY BAN (c)                                      02/13/09    2.75      2,512,216
  2,572,537  North Syracuse CSD Onondaga County, NY BAN - Series 2007 (c)       08/22/08    3.65      2,573,390
  1,656,137  Orchard Park CSD Erie County, NY BAN                               07/01/09    2.30      1,666,503      MIG-1
  1,600,000  Pawling, NY CSD BAN (c)                                            12/12/08    3.00      1,604,226
  5,500,000  Pearl River Union FSD County of Rockland, NY TAN (c)               06/30/09    2.30      5,522,038
  2,500,000  Phoenix CSD Onondaga and Oswego Counties, NY RAN (c)               10/20/08    1.85      2,500,803
  1,722,329  Poland, NY CSD Herkimer County, NY BAN (c)                         07/24/09    3.00      1,736,345
  4,889,749  Randolph CSD Cattaraugus and Chautauqua Counties, NY BAN (c)       07/16/09    2.00      4,924,114
  3,500,000  Sodus CSD Wayne County, NY BAN (c)                                 06/26/09    2.15      3,518,506
  2,646,098  Southwestern CSD Chautauqua County, NY - Series A (c)              07/23/09    2.00      2,665,068
  3,500,000  Town of Irondequoit Monroe County, NY BAN (c)                      07/02/09    2.22      3,516,640
  1,833,000  Village of Harrison Westchester County, NY BAN - Series A (c)      03/19/09    2.00      1,838,698
  3,000,000  Whitney Point CSD Broome, Chenango, Cortland and
             Tioga Counties, NY RAN - Series A (c)                              06/30/09    2.10      3,010,704
----------                                                                                           ----------
88,419,161   Total Tax Exempt General Obligation Notes & Bonds                                       88,804,505
----------                                                                                           ----------

Variable Rate Demand Instruments (d) (73.14%)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,870,000  ABN AMRO MuniTops Certificates Trust - Series 2002-33 (Port Authority
             of New York and New Jersey Consolidated Bonds - 128th Series)
             Insured by FSA                                                     11/01/10    2.33%  $  9,870,000     VMIG-1
  5,700,000  BB & T Municipal Trust Floater Certificates - Series 1007
             LOC Branch Banking and Trust Company                               12/18/27    2.36      5,700,000     VMIG-1
  1,815,000  BB & T Municipal Trust Floater Certificates - Series 4000
             (Relating to Louisiana Public Facilities Authority Equipment and
             Capital Facilities Pooled Loan Program RB - Series 2003A)
             LOC Branch Banking and Trust Company                               07/01/18    2.32      1,815,000     VMIG-1
  5,000,000  BB & T Municipal Trust Floater Certificates - Series 2006
             LOC Branch Banking and Trust Company                               07/01/32    2.22      5,000,000     VMIG-1
  1,120,000  City of Albany, NY IDA Senior Housing RB
             (South Mall Towers Albany, L.P. Project) - Series 2003A
             Collateralized by Federal National Mortgage Association            08/15/35    2.16      1,120,000                A-1+
  4,520,000  Clinton County, NY IDA Civic Facility RB (Champlain Valley
             Physician's Hospital Medical Center Project) - Series 2006 A
             LOC KeyBank, N.A.                                                  07/01/17    2.10      4,520,000     VMIG-1
  5,000,000  Clinton County, NY IDA Civic Facility RB (Champlain Valley
             Physician's Hospital Medical Center Project) - Series 2007 A
             LOC KeyBank, N.A.                                                  07/01/42    2.15      5,000,000                A-1
  1,900,000  Dutchess County, NY IDA Civic Facility RB (Marist College
             Civic Facility Project) - Series 2005A
             LOC Bank of New York Mellon                                        07/01/35    1.95      1,900,000                A-1+
  3,000,000  Dutchess County, NY IDA Civic Facility RB (Marist College Civic
             Facility) - Series 2008
             LOC KeyBank, N.A.                                                  07/01/38    2.05      3,000,000     VMIG-1
  5,800,000  Eagle Tax - Exempt Trust - Series 20070157 Class A Certificates
             (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2006 Series A)                  06/15/39    2.22      5,800,000                A-1
 11,080,000  Eagle Tax-Exempt Trust - Series 963206
             (New York State Urban Development Corporation Project)
             Collateralized by U.S. Government Securities                       07/01/16    2.24     11,080,000                A-1+
   2,890,000 Erie County, NY IDA Civic Facility RB
             (Aspire of Western New York,  Inc. Project) - Series 2008 (c)
             LOC KeyBank, N.A.                                                  01/01/18    2.29      2,890,000       P-1      A-1
  2,000,000  Erie County, NY IDA (Hauptman-Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24    2.29      2,000,000       P-1      A-1
    900,000  Forest City New Rochelle, NY RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11    2.40        900,000     VMIG-1
  3,575,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 2
             LOC Westdeutsche Landesbank                                        05/01/33    2.40      3,575,000     VMIG-1     A-1+
  6,400,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005E-1
             LOC Fortis Bank                                                    11/01/35    2.18      6,400,000     VMIG-1     A-1+
 15,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005E-2
             LOC Fortis Bank                                                    11/01/35    2.16     15,000,000     VMIG-1     A-1+
  3,000,000  Monroe County, NY IDA Civic Facilities RB
             (Depaul Properties, Inc. Project) - Series 2006
             LOC KeyBank, N.A.                                                  06/01/26    2.10      3,000,000     VMIG-1
  2,250,000  Morgan Stanley Floating Rate Trust Certificates - Series 2006 - 1492
             (Dormitory Authority of the State of New York RB
             Cabrini of Westchester Project, Series 2006A)
             Collateralized by GNMA Securities                                  02/15/41    2.29      2,250,000                A-1
  5,095,000  Nassau County, NY IDA IDRB
             (The Jade Corporation Project) - Series 2007
             LOC Wilmington Trust Company                                       08/01/32    2.34      5,095,000     VMIG-1
  3,400,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005A
             LOC KeyBank, N.A.                                                  10/01/30    2.25      3,400,000     VMIG-1
  1,000,000  New York City, NY Capital Resource Corporation RB
             (Loan Enhanced Assistance Program) - Sereis 2006A
             LOC Bank of America                                                01/01/26    2.10      1,000,000     VMIG-1
  1,400,000  New York City, NY GO - Fiscal 1994, Series A-5
             LOC KBC Bank                                                       08/01/15    2.00      1,400,000     VMIG-1     A-1+
  1,500,000  New York City, NY GO - Fiscal 1994, Series A-5
             LOC KBC Bank                                                       08/01/16    2.00      1,500,000     VMIG-1     A-1
  4,575,000  New York City, NY GO - Fiscal 1994, Series A-6
             LOC Landesbank Hessen - Thuringen Girozentrale                     08/01/19    2.10      4,575,000     VMIG-1     A-1+
    170,000  New York City, NY GO - Fiscal 1994 Series A-9
             LOC JPMorgan Chase Bank, N.A.                                      08/01/18    2.11        170,000     VMIG-1     A-1+
  1,900,000  New York City, NY GO - Fiscal 1994, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23    2.08      1,900,000     VMIG-1     A-1+
    700,000  New York City, NY GO - Fiscal 1995 , Series F-2
             LOC Depfa Bank PLC                                                 02/15/12    2.00        700,000     VMIG-1     A-1+
  8,435,000  New York City, NY GO - Fiscal 1995, Series F-3
             LOC Morgan Guaranty Trust Company                                  02/15/13    2.03      8,435,000     VMIG-1     A-1+
 10,940,000  New York City, NY GO - Fiscal 2003 Series C-5
             LOC Bank of New York Mellon                                        08/01/20    2.02     10,940,000     VMIG-1     A-1+
  6,760,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31    2.08      6,760,000     VMIG-1     A-1+
    700,000  New York City, NY GO - Fiscal 1996, Series J-2
             LOC Westdeutsche Landesbank                                        02/15/16    2.13        700,000     VMIG-1     A-1+
    900,000  New York City, NY GO - Fiscal 1996, Series E-5
             LOC JPMorgan Chase Bank, N.A.                                      08/01/16    2.35        900,000     VMIG-1     A-1+
  1,000,000  New York City, NY GO - Fiscal 1999, Series J-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/16    2.08      1,000,000       P-1      A-1+
  5,000,000  New York City, NY GO - Fiscal 2006, Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35    2.18      5,000,000     VMIG-1     A-1+
  1,125,000  New York City, NY GO - Fiscal 1994, Series A-4
             LOC Westdeutche Landesbank                                         08/01/23    1.95      1,125,000     VMIG-1     A-1+
  1,770,000  New York City, NY GO - Fiscal 2004 Series A-6
             LOC Landesbank Baden - Wurttemberg                                 08/01/31    2.02      1,770,000     VMIG-1     A-1+
  2,505,000  New York City, NY GO - Fiscal 2004 Series H-2
             LOC Bank of New York Mellon                                        03/01/34    2.03      2,505,000     VMIG-1     A-1+
  1,075,000  New York City, NY GO - Fiscal 2006 Series E-3
             LOC Bank of America                                                08/01/34    2.11      1,075,000     VMIG-1     A-1+
    700,000  New York City, NY GO - Fiscal 2006 Series I-3
             LOC Bank of America                                                04/01/36    2.00        700,000     VMIG-1     A-1+
  3,000,000  New York City, NY GO - Fiscal 2006 Series I-8
             LOC Bank of America                                                04/01/36    2.17      3,000,000     VMIG-1     A-1+
  4,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (90 West St) - 2006 Series A
             Guaranteed by Federal National Mortgage Association                03/15/36    2.10      4,000,000                A-1+
  1,525,000  New York City, NY HDC Multi-Family Mortgage RB
             (100 Jane Street Development) - 1998 Series A
             Collateralized by Federal National Mortgage Association            09/15/28    2.20      1,525,000                A-1+
  1,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (Beekman Tower) - Series 2008A
             LOC Royal Bank of Scotland                                         03/01/48    1.90      1,000,000                A-1+
  2,400,000  New York City, NY HDC Multi-Family Mortgage RB
             (Manhattan Court Development) - 2004 Series A
             LOC Citibank, N.A.                                                 06/01/36    2.24      2,400,000                A-1+
  6,300,000  New York City, NY HDC Multi-Family Mortgage RB
             (Urban Horizons II-A) - 2005 Series A
             LOC Citibank, N.A.                                                 01/01/38    2.16      6,300,000                A-1+
  1,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (West 48th Street Development) - 2001 Series A
             Guaranteed by Federal National Mortgage Association                01/15/34    2.15      1,000,000                A-1+
    670,000  New York City, NY IDA Civic Facility RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York Mellon                                        05/01/11    2.50        670,000     VMIG-1
  4,790,000  New York City, NY IDA Civic Facility RB
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      01/01/31    2.03      4,790,000     VMIG-1     A-1+
  4,285,000  New York City, NY IDA Civic Facility RB
             (Jamaica First Parking, LLC Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      03/01/31    1.95      4,285,000                A-1+
  3,865,000  New York City, NY IDA Civic Facility RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32    2.17      3,865,000     VMIG-1
  2,110,000  New York City, NY IDA Civic Facility RB (American Society
             for Technion Project) - Series 2003
             LOC Allied Irish Bank                                              10/01/33    2.03      2,110,000     VMIG-1
  8,300,000  New York City, NY IDA Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds PLC                                                     12/01/39    1.95      8,300,000     VMIG-1
  1,200,000  New York City, NY Transitional Finance Authority
             Future Tax Secured Bonds Fiscial 1998 Series C                     05/01/28    2.05      1,200,000     VMIG-1
  1,150,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 1, Subseries 1B    11/01/22   2.11       1,150,000                A-1+
  1,500,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 3, Subseries 3E    11/01/22   1.95       1,500,000     VMIG-1     A-1+
  2,250,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 3, Subseries 3B    11/01/22   2.35       2,250,000     VMIG-1     A-1+
    490,000  New York City, NY Trust for Cultural Resources RB
             (The Museum of Broadcasting) - Series 1989
             LOC KBC Bank                                                       05/01/14    1.95        490,000     VMIG-1     A-1+
  4,700,000  New York State Dormitory Authority RB
             (Catholic Health System Obligated Group) - Series 2006C
             LOC HSBC Bank US                                                   07/01/22    2.18      4,700,000     VMIG-1
  1,300,000  New York State Dormitory Authority RB
             (Cornell Univeristy) - Series 2000A                                07/01/29    2.10      1,300,000                A-1+
  1,850,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-2
             LOC Citibank, N.A.                                                 11/01/39    2.25      1,850,000     VMIG-1     A-1+
  1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997A
             LOC Royal Bank of Scotland PLC                                     12/01/27    2.20      1,000,000     VMIG-1
  1,500,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3
             LOC Citibank, N.A.                                                 11/01/39    2.23      1,500,000     VMIG-1    A-1+
  2,400,000  New York State Housing Finance Agency RB
             (101 West End Avenue Project) - Series 2000A
             Guaranteed by Federal National Mortgage Association                05/15/31    2.20      2,400,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (125 West 31st Project) - Series 2005A
             Guaranteed by Federal National Mortgage Association                05/15/38    2.20      2,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34    2.22      5,000,000     VMIG-1
  7,800,000  New York State Housing Finance Agency RB
             (Archstone Westbury Apartments Project) - Series 2004A
             LOC Bank of America                                                11/01/36    2.20      7,800,000     VMIG-1
  3,900,000  New York State Housing Finance Agency RB
             (Capitol Green Apartments Housing) - 2006 Series A
             Guaranteed by Federal National Mortgage Association                05/15/36    2.24      3,900,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (Historic Front Street Housing) - 2003 Serires A
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/36    2.05      2,000,000     VMIG-1
  3,750,000  New York State Housing Finance Agency RB
             (Kew Gardens Hills Housing Project) - 2006 Series A
             Guaranteed by Federal National Mortgage Association                05/15/36    2.15      3,750,000     VMIG-1
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - 2006 Series A
             LOC Landesbank Baden - Wurttemberg                                 11/01/39    2.25      4,000,000     VMIG-1
    650,000  New York State Housing Finance Agency RB
             (Normandie Court I Project) - 1991 Series A
             LOC Landesbank Hessen -Thuringen Girozentrale                      05/15/15    2.04        650,000     VMIG-1     A-1+
  5,000,000  New York State Housing Finance Agency RB
             (The Victory Housing Project) - 2001 Series A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33    2.20      5,000,000     VMIG-1
  7,700,000  New York State Housing Finance Agency Service Contract RB
             - Series 2003B
             LOC BNP Paribas                                                    03/15/26    2.10      7,700,000                A-1+
  5,100,000  New York State Local Government Assistance Corporation
             - Series 1995D
             LOC Societe Generale                                               04/01/25    1.95      5,100,000     VMIG-1     A-1+
  7,495,000  New York State Local Government Assistance Corporation
             - Series 1995F
             LOC Societe Generale                                               04/01/25    2.40      7,495,000     VMIG-1     A-1+
  3,730,000  Onondaga County, NY IDA Civic Facility RB
             (Ononadaga Community College Housing Development
             Corporation Project) - Series 2005A
             LOC Citizens Bank, N.A.                                            12/01/30    2.19      3,730,000                A-1+
  1,240,000  Onondaga County, NY IDA Civic Facility RB
             (YMCA of Greater Syracuse, Inc. Project) - Series 2003A
             LOC Citizens Bank, N.A.                                            11/01/25    2.29      1,240,000       P-1      A-1+
  3,375,000  Ostego County, NY IDA Civic Facility RB
             (Templeton Foundation Project) - Series 2007A (c)
             LOC Key Bank, N.A                                                  06/01/27    2.36      3,375,000
  1,500,000  Palm Beach County, FL RB (Raymond F. Kravis Center for
             Performing Arts, Inc Project) - Series 2002
             LOC Northern Trust Company                                         07/01/32    2.40      1,500,000     VMIG-1
  1,900,000  St. Lawrence County, NY IDA Civic Facility Revenue Refunding RB
             (Claxton-Hepburn Medical Center Project) - Series 2006
             LOC KeyBank, N.A.                                                  12/01/31    2.25      1,900,000     VMIG-1     A-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB
             (St. Anthony's High School Civic Facility) - Series 2006
             LOC KBC Bank                                                       12/01/36    2.09      4,000,000                A-1+
  1,700,000  Suffolk County, NY IDA Civic Facility RB
             (Touro College Project) - Series 2007
             LOC JPMorgan Chase Bank, N.A.                                      06/01/37    2.10      1,700,000     VMIG-1     A-1+
  3,200,000  TOCs - Series 2000-1 (Puerto Rico Infrastructure Financing Authority
             Special Obligation Bonds 2000) - Series A
             Collateralized by State & Local Government Securities              04/01/27    2.27      3,200,000                A-1+
  1,500,000  Town of Riverhead, NY IDA RB
             (Altaire Pharmaceuticals, Inc. Facility) - Series 1998 (c)
             LOC Bank of New York Mellon                                        10/01/13    2.60      1,500,000
  1,500,000  Volusia County IDA RB (West Volusia
             Family YMCA Project) - Series 2007
             LOC SunTrust Bank                                                  12/01/27    2.25      1,500,000     VMIG-1
-----------                                                                                        ------------
292,095,000  Total Variable Rate Demand Instruments                                                 292,095,000
-----------                                                                                        ------------

Variable Rate Demand Instrument - Private Placement (d) (0.75%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland AG                                   09/01/21    4.71%   $ 3,000,000      P-1       A-1+
-----------                                                                                        ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                3,000,000
-----------                                                                                        ------------
             Total Investments (98.13%)(Amortized Cost $391,899,505*)                              $391,899,505
             Cash and other assets, net of liabilities (1.87%)                                        7,477,744
                                                                                                   ------------
             Net Assets (100.00%)                                                                   399,377,249
                                                                                                   ============
             Net Asset Value, offering and redemption price per share:
             Class A,          276,211,731 shares outstanding                                       $      1.00
                                                                                                   ============
             Class B,           15,610,936 shares outstanding                                       $      1.00
                                                                                                   ============
             Advantage Shares, 107,561,621 shares outstanding                                       $      1.00
                                                                                                   ============

* Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and, as a result, there is no unrealized appreciation or depreciation

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


   Note 1) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on May 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of July 31, 2008:
   Valuation Inputs                             Investment in Securities
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs     391,899,505
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $ 391,899,505
                                                   =============
KEY:
     BAN     =   Bond Anticipation Note                           IDRB      =    Industrial Development Revenue Bond
     CSD     =   Central School District                          LOC       =    Letter of Credit
     FSA     =   Financial Security Assurance                     RAN       =    Revenue Anticipation Note
     FSD     =   Free School District                             RB        =    Revenue Bond
     GNMA    =   Government National Mortgage Association         ROCs      =    Reset Option Certificates
     GO      =   General Obligation                               TAN       =    Tax Anticipation Note
     HDC     =   Housing Development Corporation                  TOCs      =    Tender Option Certificate
     IDA     =   Industrial Development Authority


ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New York Daily Tax Free Income Fund, Inc.


By (Signature and Title)*      /s/ Christine Manna
                               --------------------
                               Christine Manna, Secretary

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Michael P. Lydon
                              ---------------------
                              Michael P. Lydon, President

Date: September 29, 2008


By (Signature and Title)*    /s/ Joseph Jerkovich
                             ---------------------
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: September 29, 2008

* Print the name and title of each signing officer under his or her signature.